Goodwill	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill
19	GOODWILL

	2019	2018
	Million	Million
Cost and carrying amount:
As of January 1 and December 31	35,343	35,343

Impairment tests for goodwill
As of December 31, 2019, the goodwill of RMB 35,300 million is attributable to the cash-generating units in relation to the operation in Mainland China which management currently monitors. The recoverable amount of the cash-generating unit is determined based on the VIU calculations by using the discounted cash flow method. This method considers the pre-tax
cash flows of the subsidiaries (cash-generating unit) for the five years ending December 31, 2024 and the projected perpetual cash flows after the fifth year. For the five years ending December 31, 2024, the average growth rate is assumed 1.5% while for the years beyond December 31, 2024, the assumed continual growth rate to perpetuity is 1%. The present value of cash flows is calculated by discounting the cash flow using pre-tax
interest rates of approximately 11%. The management performed impairment test for the goodwill in relation to the operation in Mainland China and determined such goodwill was not impaired. Reasonably possible changes in key assumptions will not lead to the goodwill impairment loss.